Cost of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of revenue
Transaction costs	₽ 12,633	₽ 9,324	₽ 6,756
Cost of cash and settlement service fees	1,246	352	37
Interest expense	689	169	2
Other expenses	1,592	1,108	909
Total cost of revenue	₽ 16,160	₽ 10,953	₽ 7,704